Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Cash dividends to shareholders per share	$ 8	$ 7	$ 6